CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2013	$ 4,955	$ 25		$ 4,283	$ 1,966	$ (1,373)	$ 54
Beginning balance at Dec. 31, 2013								$ 12
Net income (loss), excluding redeemable non controlling interests	700				710		(10)
Net income (loss), redeemable non controlling interests								8
Other comprehensive income (loss), net of tax	(367)					(363)	(4)
Dividend paid	(378)				(375)		(3)	(4)
Share-based compensation expense	49			49
Issuance of common shares	10			10
Other changes	(8)				(10)		2
Ending balance at Dec. 31, 2014	4,961	25		4,342	2,291	(1,736)	39
Ending balance at Dec. 31, 2014								16
Net income (loss), excluding redeemable non controlling interests	241				253		(12)
Net income (loss), redeemable non controlling interests								7
Other comprehensive income (loss), net of tax	(128)					(127)	(1)
Dividend paid	(292)				(291)		(1)	(5)
Share-based compensation expense	49			49
Issuance of common shares	24			8			16
Other changes	(12)				(12)
Ending balance at Dec. 31, 2015	4,843	25		4,399	2,241	(1,863)	41
Ending balance at Dec. 31, 2015	18							18
Net income (loss), excluding redeemable non controlling interests	(257)				(252)		(5)
Net income (loss), redeemable non controlling interests								8
Other comprehensive income (loss), net of tax	99					96	3
Dividend paid	(202)				(201)		(1)	(5)
Acquisition of treasury stock	(14)		$ (14)
Common shares issued from treasury stock for share-based compensation			5	(5)
Share-based compensation expense	3			3
Other changes	(21)			11	(1)		(31)
Ending balance at Dec. 31, 2016	4,451	$ 25	$ (9)	$ 4,408	$ 1,787	$ (1,767)	$ 7
Ending balance at Dec. 31, 2016	$ 21							$ 21